Fair Value Disclosures (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 03, 2011	Dec. 31, 2015	Dec. 31, 2014	May 21, 2015	Apr. 03, 2014
Estimated market rate used for determining discounted cash flow for fixed rate notes	5.29%
Mortgage notes and related accrued interest receivable, net		$ 423,780	$ 507,955
Investment in a direct financing lease, net		$ 190,880	$ 199,332	$ 4,700	$ 45,900
Finance lease investment weighted average interest rate		12.00%	11.99%
Minimum interest on investments in direct finance lease		11.74%
Maximum interest on investments in direct finance lease		12.38%
Debt		$ 1,981,920	$ 1,629,750
Fixed Rate Mortgage Notes Receivable [Member]
Mortgage notes and related accrued interest receivable, net		$ 423,800	$ 508,000
Weighted average interest rate of mortgage notes receivable		9.36%	9.07%
Receivable interest rate minimum		5.50%	5.50%
Receivable interest rate maximum		11.31%	11.31%
Weighted market rate used for determining future cash flow for notes receivable		10.05%	10.13%
Fair value of notes receivable		$ 415,700	$ 488,800
Variable Rate Debt [Member]
Debt		$ 571,000	$ 372,000
Long-term debt, weighted average interest rate		1.65%	1.57%
Variable Rate Converted to Fixed Rate [Member]
Debt		$ 300,000	$ 240,000
Fixed Rate Debt [Member]
Long-term Debt, Fair Value		1,550,000	1,380,000
Debt		$ 1,430,000	$ 1,270,000
Long-term debt, weighted average interest rate		5.66%	5.94%
Weighted market rate for determining fair value of debt		4.28%	3.76%
Minimum [Member] | Fixed Rate Mortgage Notes Receivable [Member]
market rate used as discount factor to determine fair value of notes		8.50%	9.00%
Minimum [Member] | Fixed Rate Debt [Member]
market rate used as discount factor to determine fair value of debt		3.33%	2.13%
Maximum [Member] | Fixed Rate Mortgage Notes Receivable [Member]
market rate used as discount factor to determine fair value of notes		11.31%	11.31%
Maximum [Member] | Fixed Rate Debt [Member]
market rate used as discount factor to determine fair value of debt		4.94%	4.56%